Purchase From Suppliers Accounted for Ten Percent or More (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Purchase from suppliers	$ 838,509	$ 274,596	$ 174,603
Supplier A
Segment Reporting Information [Line Items]
Purchase from suppliers	512,807	160,274	124,126
Supplier B
Segment Reporting Information [Line Items]
Purchase from suppliers	108,340	114,322	50,477
Supplier C
Segment Reporting Information [Line Items]
Purchase from suppliers	$ 217,362